                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 12-31-04

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Principled Asset Administration LLC
          666 Fifth Ave.
Address:  New York, NY 10103



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gerald Catenacci
Title: Managing Member
Phone: 212-484-5030


Signature, Place, and Date of Signing:

                                 New York, NY                    2-14-05
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                           FORM 13F

                                                                      12/31/2004

UBS SECURITIES LLC

                                                    VALUATION CURRENCY: USD
        ITEM 1                ITEM 2      ITEM 3       ITEM 4       ITEM 5           ITEM 6             ITEM 7        ITEM 8

    NAME OF ISSUER           TITLE OF     CUSIP #   FAIR MARKET    SHARES OF      INVEST. DISC.         MANA-      VOTING AUTHORITY
                               CLASS                   VALUE       PRINCIPAL                            GERS
                                                                    AMOUNT   SOLE    SHARED     OTHER           SOLE  SHARED   NONE
                                                                              (A)      (B)       (C)             (A)    (B)    (C)
WTS OF APHTON CORP CLASS A    OTC EQ      8357799         $3,379.00   37545 N X                         PAA1    37,545
GENITOPE CORP                 OTC EQ      9142686       $904,705.00   53093 N X                         PAA1    53,093
PATHEON INC 144A              CEQ         9142738       $757,670.00  106180 N X                         PAA1    106,180
AES CORP                      COMMON     00130H105    $2,848,186.00  208353 N X                         PAA1    208,353
AETNA INC NEW                 COMMON     00817Y108    $5,034,037.00   40353 N X                         PAA1    40,353
ALLIANCE GAMING CORPORATIO    COMMON     01859P609    $8,549,799.00  619102 N X                         PAA1    619,102
AGERE SYS INC                 COMMON     00845V100   $11,998,774.00 8758229 N X                         PAA1    8,758,229
ARGOSY GAMING CORP            COMMON     040228108    $2,314,125.00   49553 N X                         PAA1    49,553
AUTONATION INC DEL            COMMON     05329W102   $33,428,493.00 1740161 N X                         PAA1    1,740,161
ABERCROMBIE & FITCH CO-CL     COMMON     002896207    $9,506,671.00  202485 N X                         PAA1    202,485
ARBINET THEXCHANGE INC        OTC EQ     03875P100    $1,980,168.00   79749 N X                         PAA1    79,749
ATMI INC                      OTC EQ     00207R101   $26,047,001.00 1156103 N X                         PAA1    1,156,103
ARCHIPELAGO HOLDINGS INC      COMMON     03957A104    $2,419,812.00  115394 N X                         PAA1    115,394
BOEING CO                     COMMON     097023105   $26,164,869.00  505406 N X                         PAA1    505,406
BANK OF AMER CORP             COMMON     060505104    $5,829,438.00  124057 N X                         PAA1    124,057
BAXTER INTERNATIONAL INC      COMMON     071813109    $2,448,541.00   70890 N X                         PAA1    70,890
C R BARD INC                  COMMON     067383109    $1,132,382.00   17699 N X                         PAA1    17,699
BEA SYTEMS INC                OTC EQ     073325102    $1,212,207.00  136818 N X                         PAA1    136,818
BOWNE & CO INC                COMMON     103043105    $4,441,013.00  273125 N X                         PAA1    273,125
BARR LABORATORIES INC         COMMON     068306109    $3,168,946.00   69586 N X                         PAA1    69,586
BOSTON SCIENTIFIC CORP        COMMON     101137107    $3,628,980.00  102081 N X                         PAA1    102,081
CITIGROUP INC                 COMMON     172967101    $3,825,347.00   79397 N X                         PAA1    79,397
COMPUTER ASSOCIATES INTL I    COMMON     204912109    $1,233,051.00   39699 N X                         PAA1    39,699
CB RICHARD ELLIS GROUP INC    COMMON     12497T101    $5,842,363.00  174139 N X                         PAA1    174,139
CENDANT CORP                  COMMON     151313103   $22,857,247.00  977641 N X                         PAA1    977,641
COGNEX CORP                   OTC EQ     192422103   $10,882,507.00  390054 N X                         PAA1    390,054
CLEVELAND CLIFFS INC          COMMON     185896107   $10,529,015.00  101377 N X                         PAA1    101,377
CAREMARK RX INC               COMMON     141705103    $6,205,415.00  157378 N X                         PAA1    157,378
CENTENE CORP DEL              COMMON     15135B101    $6,989,126.00  246530 N X                         PAA1    246,530
CANADIAN OIL SANDS TR NEW     CEQ        13642L100   $32,408,501.00  575022 N X                         PAA1    575,022
CALPINE CORP                  COMMON     131347106    $4,361,028.00 1106860 N X                         PAA1    1,106,860
COMMUNITY HEALTH SYSTEMS I    COMMON     203668108    $9,051,939.00  324675 N X                         PAA1    324,675
WTS CYTOGEN EXERCISE PRICE    OTC EQ      CYTOWTS       $133,736.00   51437 N X                         PAA1    51,437
ECLIPSE CORP                  OTC EQ     278856109    $9,343,068.00  457321 N X                         PAA1    457,321
FEDERATED DEPARTMENT STORE    COMMON     31410H101   $26,381,366.00  456504 N X                         PAA1    456,504
SPRINT CORP                   COMMON     852061100    $9,829,790.00  395565 N X                         PAA1    395,565
FOSSIL INC                    OTC EQ     349882100    $4,471,231.00  174385 N X                         PAA1    174,385
FISHER SCIENTIFIC INTL INC    COMMON     338032204    $2,561,323.00   41060 N X                         PAA1    41,060
GERDAU AMERISTEEL CORP        COMMON     37373P105    $2,784,647.00  411930 N X                         PAA1    411,930
GENITOPE CORP                 OTC EQ     37229P507    $1,716,456.00  100731 N X                         PAA1    100,731
ING CANANDA INC               OTC EQ     44982K204      $259,340.00   10620 N X                         PAA1    10,620
HARRAHS ENTERTAINMENT INC     COMMON     413619107    $1,754,592.00   26231 N X                         PAA1    26,231
WEBMD CORP                    OTC EQ     94769M105   $40,226,801.00 4929755 N X                         PAA1    4,929,755
IPSCO INC                     COMMON     462622101    $2,267,823.00   47444 N X                         PAA1    47,444
ITRON INC                     OTC EQ     465741106   $12,338,827.00  516053 N X                         PAA1    516,053
JETBLUE AIRWAYS CORP          OTC EQ     477143101    $3,474,757.00  149645 N X                         PAA1    149,645
J C PENNEY CO INC             COMMON     708160106   $24,476,798.00  591227 N X                         PAA1    591,227
JOSEPH A BANK CLOTHIERS IN    OTC EQ     480838101      $722,216.00   25520 N X                         PAA1    25,520
JAMES RIVER COAL CO           OTC EQ     470355207    $5,965,167.00  140854 N X                         PAA1    140,854
LIFEPOINT HOSPITALS INC       OTC EQ     53219L109    $4,962,303.00  142513 N X                         PAA1    142,513
LAS VEGAS SANDS CORP          COMMON     517834107    $1,732,896.00   36102 N X                         PAA1    36,102
MAGNA ENTERTAINMENT CORP      OTC EQ     559211107    $4,612,837.00  766252 N X                         PAA1    766,252
METHANEX CORP                 OTC EQ     59151K108   $30,150,163.00 1651159 N X                         PAA1    1,651,159
MGM MIRAGE                    COMMON     552953101      $974,716.00   13400 N X                         PAA1    13,400
MARKETAXESS HLDGS INC         COMMON     57060D108    $2,763,377.00  162456 N X                         PAA1    162,456
MGI PHARMA INC                OTC EQ     552880106    $3,172,665.00  113269 N X                         PAA1    113,269
MONSANTO CO                   COMMON     61166W101    $6,331,645.00  113981 N X                         PAA1    113,981
MONTPELIER RE HLDGS LTD       COMMON     G62185106    $2,311,114.00   60107 N X                         PAA1    60,107
MERCK & CO INC                COMMON     589331107    $2,481,594.00   77212 N X                         PAA1    77,212
METAL MANAGEMENT INC          OTC EQ     591097209    $5,619,565.00  209139 N X                         PAA1    209,139
***INCO LTD                   COMMON     453258402    $5,995,986.00  163023 N X                         PAA1    163,023
NEOPHARM INC                  OTC EQ     640919106    $1,018,414.00   81408 N X                         PAA1    81,408
NAVTEQ CORP                   COMMON     63936L100    $5,854,109.00  126275 N X                         PAA1    126,275
NEXTEL PARTNERS INC CL A      OTC EQ     65333F107   $10,929,113.00  559320 N X                         PAA1    559,320
ONYX PHARMACEUTICALS INC      OTC EQ     683399109    $2,388,018.00   73727 N X                         PAA1    73,727
OREGON STEEL MILLS INC        COMMON     686079104    $2,763,112.00  136181 N X                         PAA1    136,181
OPEN TEXT CORP                OTC EQ     683715106   $29,993,136.00 1495917 N X                         PAA1    1,495,917
OXFORD INDUSTRIES INC         COMMON     691497309   $11,837,819.00  286630 N X                         PAA1    286,630
PHELPS DODGE CORP             COMMON     717265102   $11,921,641.00  120518 N X                         PAA1    120,518
PEPSICO INC                   COMMON     713448108    $4,162,637.00   79744 N X                         PAA1    79,744
PACIFICARE HEALTH SYSTEMS     COMMON     695112102    $5,529,069.00   97825 N X                         PAA1    97,825
***POTASH CORP OF SASKATCH    COMMON     73755L107   $38,115,154.00  458887 N X                         PAA1    458,887
PLATINUM UNDERWRITERS         COMMON     G7127P100    $3,810,279.00  122517 N X                         PAA1    122,517
REEBOK INTERNATIONAL LTD      COMMON     758110100   $27,841,616.00  632764 N X                         PAA1    632,764
REGAL ENTERTAINMENT GROUP     COMMON     758766109   $28,427,127.00 1369982 N X                         PAA1    1,369,982
RELIANT ENERGY INC            COMMON     75952B105    $1,103,425.00   80837 N X                         PAA1    80,837
REDWOOD TRUST INC             COMMON     758075402      $704,659.00   11349 N X                         PAA1    11,349
SERVICE CORP INTL             COMMON     817565104    $9,342,896.00 1254080 N X                         PAA1    1,254,080
SELECT COMFORT CORP           OTC EQ     81616X103    $3,948,181.00  220077 N X                         PAA1    220,077
STRATASYS INC                 OTC EQ     862685104    $3,394,762.00  101155 N X                         PAA1    101,155
SUPERGEN INC                  OTC EQ     868059106    $2,370,563.00  336250 N X                         PAA1    336,250
TELIK INC                     OTC EQ     87959M109    $8,993,293.00  469869 N X                         PAA1    469,869
TEVA PHARMACEUTICAL INDUST    OTC EQ     881624209    $1,248,924.00   41826 N X                         PAA1    41,826
TELUS CORPORATION             COMMON     87971M202   $38,852,380.00 1344373 N X                         PAA1    1,344,373
WATERS CORP                   COMMON     941848103    $1,194,876.00   25537 N X                         PAA1    25,537
WESTERN GAS RESOURCES INC     COMMON     958259103    $4,510,028.00  154189 N X                         PAA1    154,189
WRIGHT MEDICAL GROUP INC      OTC EQ     98235T107    $2,426,234.00   85131 N X                         PAA1    85,131
WILLIAMS SONOMA INC           COMMON     969904101      $870,183.00   24834 N X                         PAA1    24,834
WESTERN OIL SANDS INC         CEQ        959053109   $10,022,859.00  287298 N X                         PAA1    287,298
WYETH                         COMMON     983024100    $6,944,001.00  163043 N X                         PAA1    163,043
UNITED STATES STL CORP NEW    COMMON     912909108    $1,375,345.00   26836 N X                         PAA1    26,836
XILINX INC                    OTC EQ     983919101    $5,292,891.00  178392 N X                         PAA1    178,392
XM SATELLITE RADIO HLDGS I    OTC EQ     983759101    $3,948,520.00  104958 N X                         PAA1    104,958
                                                     --------------
                                                    $778,956,798.00